March 24, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BBH Trust (“Trust”)
SEC File No. 333-129342 Rule 497

Ladies and Gentlemen:

Enclosed for filing pursuant to subsection (e) of Rule 497 under the Securities Act of 1933, as amended, you will find exhibits containing risk/return information relating to the supplement dated March 18, 2020, to the BBH Global Core Select (“Fund”) Prospectus, dated February 28, 2020. The purpose of this filing is to submit the 497(e) filed March 18, 2020, in XBRL for the Fund.

There are no fees required in connection with this filing. Please contact the undersigned at (617) 772-1378, if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Brian J. Carroll
Brian J. Carroll
Assistant Secretary of the Trust